Operating expenses by nature	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Operating expenses by nature
30 Operating expenses by nature

	2025	2024	2023

Selling expenses	294,469	148,975	169,486
Advertising and publicity	294,469	148,975	169,486

Administrative expenses	6,418,641	6,001,055	5,461,147
Personnel expenses	4,269,923	3,996,463	3,728,123
Compensation	1,753,631	1,498,476	1,371,973
Employee profit-sharing and bonus	1,736,300	1,592,865	1,531,491
Executives profit-sharing	126,030	231,337	149,263
Benefits	297,066	257,289	223,694
Social charges	349,032	404,319	437,377
Other	7,864	12,177	14,325
Other taxes expenses	57,185	91,317	65,526
Depreciation of property and equipment and right-of-use assets	140,977	125,193	118,603
Amortization of intangible assets	163,166	140,132	133,810
Other administrative expenses	1,787,390	1,647,950	1,415,085
Data processing	1,022,905	868,011	739,804
Technical services	167,305	150,580	152,499
Third parties' services	260,124	318,629	307,952
Rent expenses	90,792	38,503	23,656
Communication	21,722	24,373	31,577
Travel	46,729	51,414	36,232
Legal and judicial	84,157	70,270	24,610
Other	93,656	126,170	98,755
Total	6,713,110	6,150,030	5,630,633